EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE
EARNINGS PER SHARE

20.  EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share were calculated as follows:

	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net income attributable to Ctrip’s shareholders	998,319,684	242,739,781	2,507,655,884
Eliminate the dilutive effect of interest expense of convertible notes	15,496,021	—	185,589,773

Numerator for diluted earnings per share	1,013,815,705	242,739,781	2,693,245,657

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	32,905,601	34,289,170	37,797,698
Dilutive effect of share options	2,359,614	3,106,496	2,962,481
Dilutive effect of convertible notes	2,206,157	—	6,102,417
Dilutive effect of convertible notes sold warrants	598,469	812,192	512,652

Denominator for diluted earnings per ordinary share	38,069,841	38,207,858	47,375,248

Basic earnings per ordinary share	30.34	7.08	66.34

Diluted earnings per ordinary share	26.63	6.35	56.85

Basic earnings per ADS	3.79	0.88	8.29

Diluted earnings per ADS	3.33	0.79	7.11

The 2025 convertible senior notes and the 2025 Priceline convertible notes were not included in the computation of diluted EPS in 2015 because the inclusion of such instrument would be anti-dilutive. The 2017 and 2018 convertible senior notes and the 2019 Priceline convertible notes were not included in the computation of diluted EPS in 2014 because the inclusion of such instrument would be anti-dilutive. The 2018 convertible senior notes was not included in the computation of diluted EPS in 2013 because the inclusion of such instrument would be anti-dilutive.

For the years ended December 31, 2013, 2014 and 2015, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2013	2014	2015
	RMB	RMB	RMB

2017 convertible senior notes	—	1,587,142	—
2018 convertible senior notes	524,249	2,551,346	—
2025 convertible senior notes	—	—	486,999
Priceline convertible 2019 notes	—	614,535	—
Priceline convertible 2025 notes	—	—	50,023
A long-tern equity investment firm notes	—	—	50,023
Outstanding weighted average stock options	251,266	74,104	64,074
Sold Warrants	870,425	1,996,407	1,734,865

	1,645,940	6,823,534	2,385,984